Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details
Balance, beginning			$ 1,242,120	$ 138,100	$ 138,100
New issuances					34,441
Warrant redemption					(1,154,139)
Change in fair value	$ 41,681	$ 43,536	(316,952)	$ 812,983	2,223,718	$ (58,515)
Balance, ending	$ 1,058,202		$ 1,058,202		$ 1,242,120	$ 138,100